Janus Henderson VIT Global Technology and Innovation Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares		Value
Common Stocks– 91.2%
Aerospace & Defense – 0.8%
Axon Enterprise Inc*	39,737	$4,599,558
Entertainment – 0.5%
Sea Ltd (ADR)*	49,098	2,751,943
Equity Real Estate Investment Trusts (REITs) – 0.3%
Equinix Inc	3,335	1,897,081
Information Technology Services – 9.0%
Adyen NV (144A)*	2,417	3,006,411
Marqeta Inc - Class A*	330,238	2,351,295
Mastercard Inc	93,339	26,540,011
MongoDB Inc*	9,499	1,886,121
Okta Inc*	48,283	2,745,854
Snowflake Inc - Class A*	39,599	6,730,246
Square Inc*	36,859	2,026,876
Wix.com Ltd*	52,373	4,097,140
		49,383,954
Interactive Media & Services – 4.1%
Alphabet Inc - Class C*	211,940	20,378,031
Match Group Inc*	50,980	2,434,295
		22,812,326
Internet & Direct Marketing Retail – 6.6%
Amazon.com Inc*	235,559	26,618,167
Farfetch Ltd - Class A*	187,681	1,398,223
MercadoLibre Inc*	9,695	8,025,327
		36,041,717
Professional Services – 3.3%
CoStar Group Inc*	258,141	17,979,521
Road & Rail – 0.1%
Uber Technologies Inc*	22,352	592,328
Semiconductor & Semiconductor Equipment – 24.8%
Advanced Micro Devices Inc*	160,029	10,139,437
Analog Devices Inc	85,464	11,908,554
Applied Materials Inc	68,354	5,600,243
ASML Holding NV	75,755	31,417,773
KLA Corp	46,304	14,012,980
Lam Research Corp	38,675	14,155,050
Marvell Technology Inc	202,765	8,700,646
NVIDIA Corp	52,423	6,363,628
NXP Semiconductors NV	26,891	3,966,691
Taiwan Semiconductor Manufacturing Co Ltd	1,517,000	19,941,137
Texas Instruments Inc	64,670	10,009,623
		136,215,762
Software – 34.3%
Atlassian Corp PLC - Class A*	85,585	18,023,345
Autodesk Inc*	4,782	893,278
Cadence Design Systems Inc*	81,060	13,247,636
CCC Intelligent Solutions Holdings Inc*	582,828	5,303,735
Ceridian HCM Holding Inc*	83,556	4,669,109
Constellation Software Inc/Canada	5,032	7,002,575
Coupa Software Inc*	34,019	2,000,317
Dynatrace Inc*	148,645	5,174,332
Microsoft Corp	292,261	68,067,587
Nice Ltd (ADR)*	32,350	6,089,564
Olo Inc - Class A*	192,533	1,521,011
Pagerduty Inc*	79,759	1,840,040
Paylocity Holding Corp*	15,230	3,679,263
Procore Technologies Inc*	105,214	5,205,989
ServiceNow Inc*	22,341	8,436,185
Synopsys Inc*	21,668	6,619,791
Tyler Technologies Inc*	28,233	9,810,968
Workday Inc - Class A*	137,112	20,871,189
		188,455,914
Technology Hardware, Storage & Peripherals – 6.0%
Apple Inc	236,854	32,733,223
Wireless Telecommunication Services – 1.4%
T-Mobile US Inc*	59,622	7,999,484
Total Common Stocks (cost $423,176,550)		501,462,811

Shares		Value
Private Investment in Public Equity (PIPES)– 0.4%
Diversified Financial Services – 0.4%
Altimeter Growth Corp*,§	421,689	$1,109,042
CCC Intelligent Solutions Holdings Inc*,§	112,363	1,022,503
Total Private Investment in Public Equity (PIPES) (cost $5,340,520)		2,131,545
Private Placements– 0.9%
Professional Services – 0.3%
Apartment List Inc*,¢,§	485,075	1,377,613
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - Preferred shares*,¢,§	86,990	3,019,423
Via Transportation Inc - private equity common shares*,¢,§	10,455	362,893
		3,382,316
Total Private Placements (cost $7,734,745)		4,759,929
Warrants– 0%
Internet & Direct Marketing Retail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $140,430)	43,562	21,781
Investment Companies– 7.1%
Money Markets – 7.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $39,098,896)	39,095,023	39,098,933
Total Investments (total cost $475,491,141) – 99.6%		547,474,999
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		1,987,574
Net Assets – 100%		$549,462,573

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$445,699,780	81.4%
Netherlands	34,424,184	6.3
Taiwan	22,693,080	4.1
Australia	18,023,345	3.3
Israel	10,186,704	1.9
Argentina	8,025,327	1.5
Canada	7,002,575	1.3
United Kingdom	1,398,223	0.2
Singapore	21,781	0.0

Total	$547,474,999	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 7.1%
Money Markets - 7.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$161,919	$(770)	$37	$39,098,933
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	19,588∆	-	-	-
Total Affiliated Investments - 7.1%	$181,507	$(770)	$37	$39,098,933

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 7.1%
Money Markets - 7.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	16,336,249	123,201,495	(100,438,078)	39,098,933
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	7,875,534	31,601,582	(39,477,116)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $3,006,411, which represents 0.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2022 is $4,759,929, which represents 0.9% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/14/21	$4,216,890	$1,109,042	0.2%
Apartment List Inc	11/2/20	1,771,979	1,377,613	0.3
CCC Intelligent Solutions Holdings Inc	2/3/21	1,123,630	1,022,503	0.2
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - Preferred shares	11/4/21	3,925,258	3,019,423	0.5
Via Transportation Inc - private equity common shares	12/2/21	452,338	362,893	0.1
Total		$13,075,265	$6,891,474	1.3%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Information Technology Services	$46,377,543	$3,006,411	$-
Semiconductor & Semiconductor Equipment	84,856,852	51,358,910	-
All Other	315,863,095	-	-
Private Investment in Public Equity (PIPES)	2,131,545	-	-
Private Placements	-	-	4,759,929
Warrants	21,781	-	-
Investment Companies	-	39,098,933	-
Total Assets	$449,250,816	$93,464,254	$4,759,929

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2022.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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